Rule 497(e)

Legg Mason Partners Lifestyle Series, Inc.	File Nos. 033-64457 and 811-07435

Legg Mason Partners Aggressive Growth Fund, Inc.	File Nos. 2-84199 and 811-03762

Legg Mason Partners Investment Funds, Inc.	File Nos. 2-74288 and 811-03275

Legg Mason Partners Equity Funds	File Nos. 33-2627 and 811-4551

Legg Mason Partners Municipals Funds	File Nos. 002-99861 and 811-04395

Legg Mason Partners Funds, Inc.	File Nos. 02-25890 and 811-01464

Legg Mason Partners Income Funds	File Nos. 2-96408 and 811-4254

Legg Mason Partners Small Cap Core Fund, Inc.	File Nos. 333-25499 and 811-5928

Legg Mason Partners Fundamental Value Fund, Inc.	File Nos. 2-71469 and 811-3158

Legg Mason Partners Managed Municipals Fund, Inc.	File Nos. 002-69308 and 811-03097

Legg Mason Partners California Municipals Fund, Inc.	File Nos. 002-89548 and 811-03970

Legg Mason Partners New Jersey Municipals Fund, Inc.	File Nos. 033-18779 and 811-05406

Legg Mason Partners Oregon Municipals Fund	File Nos. 033-52643 and 811-07149

Legg Mason Partners Arizona Municipals Fund, Inc.	File Nos. 33-12792 and 811-5066

Legg Mason Partners Core Plus Bond Fund, Inc.	File Nos. 002-91948 and 811-04061

Legg Mason Partners Sector Series, Inc.	File Nos. 33-7339 and 811-4757

Legg Mason Partners Massachusetts Municipals Fund	File Nos. 033-11417 and 811-04994

Legg Mason Partners Investment Trust	File Nos. 33-43446 and 811-6444

Legg Mason Partners Appreciation Fund, Inc.	File Nos. 811-1940 and 2-34576

Legg Mason Partners World Funds, Inc.	File Nos. 33-39564 and 811-6290

Legg Mason Partners Adjustable Rate Income Fund	File Nos. 033-47782 and 811-06663

Legg Mason Partners Investment Series	File Nos. 33-11716 and 811-5018

Legg Mason Partners Trust II	File Nos. 2-90519 and 811-4007

CitiFunds Trust I	File Nos. 2-90518 and 811-4006

SUPPLEMENT DATED OCTOBER 27, 2006

TO THE

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE

FUNDS INDICATED BELOW

The following supplements the Prospectus and Statement of Additional Information (“SAI”) of each fund listed in the Appendices to this supplement. Each of the changes described below (other than the changes described under “Information regarding class conversions for certain funds,” “Information regarding additional subadvisers for certain funds,” “Information regarding additional portfolio managers for certain funds,” “Information regarding the pre-authorized checking program for certain funds” and “Information regarding Class C shares of certain funds”) will become effective as of November 20, 2006. Please note that, in addition to this supplement, there is a separate supplement dated October 27, 2006 to the SAI of each fund.

Equity Funds

The information under “Class A sales charges,” “Class A performance information” and “Class A example information” below supplements the information in “Investments, risks and performance—Fee table,” “Choosing a class of shares to buy,” “Comparing the fund’s classes” and “Sales charges—Class A shares” in the Prospectus, and applicable information in the SAI, of each of the funds listed on Appendix I.

Class A sales charges

As of November 20, 2006, the maximum initial sales charge on Class A shares of each of the funds listed on Appendix I will be increased from 5.00% to 5.75% for shares purchased on or after that date. In addition, there will be changes to the initial sales charge breakpoints for purchases of Class A shares at certain asset levels as shown in the table below.

The table below shows the rate of sales charge you pay, depending on the amount you purchase, for purchases made on or after November 20, 2006. The table below also shows the amount of broker-dealer compensation that will be paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. For Class A shares sold by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. For Class A shares sold by Citigroup Global Markets Inc. (“CGMI”), CGMI will receive the sales charge imposed on purchases of Class A shares and will retain an amount equal to the broker-dealer commission paid out of the sales charge. LMIS will receive any portion not retained by CGMI. For each fund that has PFS Investments Inc. (“PFS”) as a distributor, for Class A shares sold by PFS, PFS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents (including CGMI and, as applicable, PFS) will also receive a fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount	Broker/Dealer Commission as % of Offering Price
Less than $25,000	5.75	6.10	5.00
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more*	-0-	-0-	up to 1.00

*	A distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of the commission and the annual fee starting immediately after purchase. Please contact your Service Agent for more information.

If you are choosing between Class A and Class B shares, as of November 20, 2006 it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in amounts of $100,000 or more.

Class A performance information

The average annual total returns for Class A shares of each fund listed on Appendix I, as shown in the performance table included in the fund’s Prospectus, would have been lower had the new initial sales charge been in effect during the entire period shown. Performance information showing the effect of the increased initial sales charge will be available on the Legg Mason Partners Funds’ website at http://www.leggmason.com/InvestorServices on or before November 20, 2006.

Class A example information

The costs of investing in Class A shares of each fund listed on Appendix I, as shown in the Example included in the fund’s Prospectus, will increase as a result of the increase in the initial sales charge. These increased costs will be available on the Legg Mason Partners Funds’ website at http://www.leggmason.com/InvestorServices on or before November 20, 2006.

Long-Term, Taxable Fixed Income Funds

The information under “Class A sales charges” below supplements the information in “Investments, risks and performance—Fee table,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges—Class A shares” and “Sales Charges—Investments of $500,000 or more” in the Prospectus, and applicable information in the SAI, of each of the funds listed on Appendix II.

Class A sales charges

As of November 20, 2006, the maximum initial sales charge on Class A shares of each fund listed on Appendix II will be decreased from 4.50% to 4.25% for shares purchased on or after that date. In addition, there will be changes to the initial sales charge breakpoints for purchases of Class A shares at certain asset levels as shown in the table below, including the imposition of initial sales charges on purchase amounts of $500,000 but less than $1,000,000. Purchases of Class A shares in amounts of $1,000,000 or more will not be subject to an initial sales charge, but if an investor redeems those shares within 12 months of their purchase, the investor will pay a contingent deferred sales charge of 1.00%.

The table below shows the rate of sales charge you pay, depending on the amount you purchase, for purchases made on or after November 20, 2006. The table below also shows the amount of broker-dealer compensation that will be paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. For Class A shares sold by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. For Class A shares sold by Citigroup Global Markets Inc. (“CGMI”), CGMI will receive the sales charge imposed on purchases of Class A shares and will retain an amount equal to the broker-dealer commission paid out of the sales charge. LMIS will receive any portion not retained by CGMI. For each fund that has PFS Investments Inc. (“PFS”) as a distributor, for Class A shares sold by PFS, PFS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents (including CGMI and, as applicable, PFS) will also receive a fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount	Broker/Dealer Commission as % of Offering Price
Less than $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more*	-0-	-0-	up to 1.00

*	A distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of the commission and the annual fee starting immediately after purchase. Please contact your Service Agent for more information.

If you are choosing between Class A and Class B shares, as of November 20, 2006 it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in amounts of $100,000 or more.

Long-Term, Tax-Free Fixed Income Funds

The information under “Class A sales charges,” “Class A performance information” and “Class A example information” below supplements the information in “Investments, risks and performance—Fee table,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges—Class A shares” and “Sales Charges—Investments of $500,000 or more” in the Prospectus, and applicable information in the SAI, of each of the funds listed on Appendix III.

Class A sales charges

As of November 20, 2006, the maximum initial sales charge on Class A shares of each fund listed on Appendix III will be increased from 4.00% to 4.25% for shares purchased on or after that date. In addition, there will be changes to the initial sales charge breakpoints for purchases of Class A shares at certain asset levels as shown in the table below, including the imposition of initial sales charges on purchase amounts of $500,000 but less than $1,000,000. Purchases of Class A shares in amounts of $1,000,000 or more will not be subject to an initial sales charge, but if an investor redeems those shares within 12 months of their purchase, the investor will pay a contingent deferred sales charge of 1.00%.

The table below shows the rate of sales charge you pay, depending on the amount you purchase, for purchases made on or after November 20, 2006. The table below also shows the amount of broker-dealer compensation that will be paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. For Class A shares sold by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. For Class A shares sold by Citigroup Global Markets Inc. (“CGMI”), CGMI will receive the sales charge imposed on purchases of Class A shares and will retain an amount equal to the broker-dealer commission paid out of the sales charge. LMIS will receive any portion not retained by CGMI. For each fund that has PFS Investments Inc. (“PFS”) as a distributor, for Class A shares sold by PFS, PFS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents (including CGMI and, as applicable PFS) will also receive a fee payable on Class A shares at an annual rate of up to 0.15% of the average daily net assets represented by the Class A shares serviced by them.

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount	Broker/Dealer Commission as % of Offering Price
Less than $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more*	-0-	-0-	up to 1.00

*	A distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual fee of up to 0.15% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of the commission and the annual fee starting immediately after purchase. Please contact your Service Agent for more information.

If you are choosing between Class A and Class B shares, as of November 20, 2006 it will in almost all cases be the more economical choice for you to purchase Class A shares if you plan to purchase shares in amounts of $100,000 or more.

Class A performance information

The average annual total returns for Class A shares of each fund listed in Appendix III, as shown in the performance table included in the fund’s Prospectus, would have been lower had the new initial sales charges been in effect during the entire period shown. Performance information showing the effect of the increased initial sales charges will be available on the Legg Mason Partners Funds’ website at http://www.leggmason.com/InvestorServices on or before November 20, 2006.

Class A example information

The costs of investing in Class A shares of each fund listed in Appendix III, as shown in the Example included in the fund’s Prospectus, will increase as a result of the increase in the initial sales charges. These increased costs will be available on the Legg Mason Partners Funds’ website at http://www.leggmason.com/InvestorServices on or before November 20, 2006.

Short- and Intermediate-Term Fixed Income Funds

The information under “Class A sales charges,” “Class A performance information,” “Class A example information” and “Class B shares” below supplements the information in “Investments, risks and performance—Fee table,” “Choosing a class of shares to buy,” “Comparing the fund’s classes,” “Sales charges—Class A shares,” “Sales Charges—Investments of $500,000 or more” and “Sales Charges—Class B shares” in the Prospectus, and the applicable information in the SAI, of each of the funds listed on Appendix IV.

Class A sales charges

As of November 20, 2006, the maximum initial sales charge on Class A shares will be increased from 2.00% to 2.25% for shares purchased on or after that date. In addition, initial sales charge breakpoints will be implemented for purchases of Class A shares at certain asset levels as shown in the table below. Purchases of Class A shares in amounts of $500,000 or more are not subject to an initial sales charge. However, as of November 20, 2006, if an investor redeems those shares within 12 months of their purchase, the investor will pay a contingent deferred sales charge of 0.50%, except for Legg Mason Partners Adjustable Rate Income Fund. Prior to November 20, 2006, the contingent deferred sales charge applies to redemptions within 6 months of purchase.

The table below shows the rate of sales charge you pay, depending on the amount you purchase, for purchases made on or after November 20, 2006. The table below also shows the amount of broker-dealer compensation that will be paid out of the sales charge. This compensation includes commissions received by Service Agents that sell shares of the fund. For Class A shares sold by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. For Class A shares sold by Citigroup Global Markets Inc. (“CGMI”), CGMI will receive the sales charge imposed on purchases of Class A shares and will retain an amount equal to the broker-dealer commission paid out of the sales charge. LMIS will receive any portion not retained by CGMI. For each fund that has PFS Investments Inc. (“PFS”) as a distributor, for Class A shares sold by PFS, PFS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents (including CGMI and, as applicable, PFS) will also receive a fee payable on Class A shares at an annual rate of up to 0.25% (or 0.15% for funds that have adopted a 0.15% service fee) of the average daily net assets represented by the Class A shares serviced by them.

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount	Broker/Dealer Commission as % of Offering Price
Less than $100,000	2.25	2.30	2.00
$100,000 but less than $250,000	1.50	1.52	1.25
$250,000 but less than $500,000	1.25	1.27	1.00
$500,000 or more*	-0-	-0-	up to 0.50

*	Except for Legg Mason Partners Adjustable Rate Income Fund, a distributor may pay a commission of up to 0.50% to a Service Agent for purchase amounts of $500,000 or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual fee of up to 0.25% (or 0.15% for funds that have adopted a 0.15% service fee) of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual fee starting immediately after purchase. In certain cases, the Service Agent may receive both a payment of the commission and the annual fee starting immediately after purchase. For Legg Mason Partners Adjustable Rate Income Fund, a distributor will not pay Service Agents any commissions for purchase amounts of $500,000 or more. However, a distributor may pay Service Agents a commission of up to 1.00% upon any exchanges from that fund into another Legg Mason Partners Fund, such exchanges will be subject to a contingent deferred sales charge of up to 1.00% if redeemed within twelve months. Please contact your Service Agent for more information.

Class A performance information

The average annual total returns for Class A shares of each fund listed on Appendix IV, as shown in the performance table included in the fund’s Prospectus, would have been lower had the new initial sales charge been in effect during the entire period shown. Performance information showing the effect of the increased initial sales charge will be available on the Legg Mason Partners Funds’ website at http://www.leggmason.com/InvestorServices on or before November 20, 2006.

Class A example information

The costs of investing in Class A shares of each fund listed on Appendix IV, as shown in the Example included in the fund’s Prospectus, will increase as a result of the increase in the initial sales charge. These increased costs will be available on the Legg Mason Partners Funds’ website at http://www.leggmason.com/InvestorServices on or before November 20, 2006.

Class B shares

As of November 20, 2006, Class B shares may only be obtained through exchange and may be subject to the contingent deferred sales charge of the fund that you originally purchased, up to a maximum of 5.00%.

Additional Information Regarding the Legg Mason Partners Funds

Investment minimums

As of November 20, 2006, Class Y shares will be renamed Class I shares and the investment minimum for each class offered by a fund will be as follows. Not all of the classes listed below are offered by all funds and the funds listed on Appendix III do not generally offer shares to IRAs, SIMPLE IRAs or Retirement Plans.

Investment Minimum Initial/Additional Investment(1)
	Class A	Class B	Class C	Class I
General	$500/$50	$500/$50	$500/$50	n/a
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/$50	$250/$50	$250/$50	n/a
SIMPLE IRAs	$1/$1	$1/$1	$1/$1	n/a
Systematic Investment Plans	$25/$25	$25/$25	$25/$25	n/a
Clients of Eligible Financial Intermediaries	$1/$1	n/a	n/a	None
Retirement Plans with omnibus accounts held on the books of the fund	None/ None	n/a	None	None
Other Retirement Plans	$50/$50	$50/$50	$50/$50	n/a
Institutional Investors	$500/$50	$500/$50	$500/$50	$1 million/ None

(1)	Please refer to the section entitled “Retirement and Institutional Share Classes” for additional information regarding the investment minimum and eligibility requirements for Retirement Plans, Institutional Investors and Clients of Eligible Financial Intermediaries.

Class 1 and Class O shares of any applicable fund may only be purchased if you already own shares of that class of that fund. Class B shares of the funds listed on Appendix IV are available only through exchange.

The information under “Choosing a class of shares to buy—Investment minimums” in each fund’s Prospectus (other than the fund listed on Appendix V) is accordingly modified.

Qualifying for a reduced Class A sales charge

The following supplements the information under “Sales Charges—Qualifying for a reduced Class A sales charge” in the Prospectus of each fund other than the fund listed on Appendix V and the applicable information in each such fund’s SAI.

In order to take advantage of the reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent (or if purchasing shares directly from the fund, the transfer agent) if you have entered into a letter of intent or a right of accumulation and if you own shares of other Legg Mason Partners Funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for reduced sales charges.

Accumulation Privilege. As of November 20, 2006, you will be allowed to combine the current value of Class A shares of the fund with other shares of Legg Mason Partners Funds that are owned by you or your spouse and children under the age of 21 for purposes of calculating the initial sales charge. Shares of certain money market funds advised by the manager or its affiliates (other than money market fund shares acquired by exchange from other Legg Mason Partners Funds), Legg Mason Partners S&P 500 Index Fund and Class O shares of The Salomon Brothers Fund Inc (to be renamed Legg Mason Partners Equity Fund, Inc. on November 20, 2006) may not be combined.

If you hold shares of Legg Mason Partners Funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be combined.

Letter of Intent. As of November 20, 2006, you will be permitted to purchase Class A shares of Legg Mason Partners Funds over a 13-month period and pay the same sales charge on Class A shares, if any, as if all shares had been purchased at once. Shares of certain money market funds advised by the manager or its affiliates (other than money market fund shares acquired by exchange from other Legg Mason Partners Funds), Legg Mason Partners S&P 500 Index Fund and Class O shares of The Salomon Brothers Fund Inc (to be renamed Legg Mason Partners Equity Fund, Inc. on November 20, 2006) may not be combined.

If you hold shares of Legg Mason Partners Funds in accounts at two or more different Service Agents, please contact your Service Agents to determine which shares may be credited towards your letter of intent asset goal.

Waivers for certain Class A investors

The following supplements the information under “Sales Charges—Waivers for certain Class A investors” in the Prospectus of each fund other than the fund listed on Appendix V.

For purchases on or after November 20, 2006, the investors who will be entitled to Class A initial sales charges waivers will change. Generally, as of that date, the following investors will be entitled to Class A initial sales charges waivers: (i) employees of Service Agents having dealer, services or other selling agreements with the fund’s distributors; (ii) investors who redeemed Class A shares of a Legg Mason Partners Fund in the past 60 days, if the investor’s Service Agent is notified; (iii) directors and officers of any Legg Mason-sponsored fund; and (iv) employees of Legg Mason and its subsidiaries.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI, or look at the Legg Mason Partners Funds’ website: http://www.leggmason.com/InvestorServices and click on the name of the fund.

Retirement and Institutional Share Classes

The following supplements the information included under “Choosing a class of shares to buy,” “Comparing the fund’s classes,” and “Sales charge” in the Prospectus of each fund listed on the Appendix I, II, III and IV other than Legg Mason Partners Aggressive Growth Fund Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Large Cap Growth Fund and Legg Mason Partners Total Return Bond Fund (to be renamed Legg Mason Partners Core Bond Fund). Each of Legg Mason Partners Aggressive Growth Fund Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Core

Plus Bond Fund, Inc., Legg Mason Partners Large Cap Growth Fund and Legg Mason Partners Total Return Bond Fund is expected to have a new Prospectus available as of November 20, 2006 that will reflect certain changes to the information regarding share classes available to retirement plans and institutional shareholders. Once this new Prospectus becomes available, you may obtain a copy by calling your Service Agent or visiting www.leggmason.com/InvestorServices.

Not all of the share classes referenced below are offered by all funds to the different types of investors described below, and the funds listed in Appendix III do not generally offer shares to Retirement Plans, IRAs, SIMPLE IRAs or other similar tax-qualified arrangements.

Retirement Plans with omnibus accounts held on the books of the fund can generally choose among three classes of shares: Class C, Class A and Class Y (to be renamed Class I) shares. “Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as Traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs, or Section 529 savings accounts. Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary.

Other Retirement Plan investors (including, for example, employer-sponsored plans investing through brokerage accounts), can choose among three classes of shares: Class A, Class B and Class C. Individual retirement vehicles, such as IRAs, may also choose among these share classes. These types of investors are treated like individual investors for purposes of determining investment minimums, sales charges and any applicable sales charge waivers.

Clients of Eligible Financial Intermediaries may generally choose among two classes of shares: Class A and Class I. “Clients of Eligible Financial Intermediaries” are investors who invest in the fund through financial intermediaries that offer their clients fund shares through investment programs as authorized by LMIS. Such investment programs may include fee-based advisory or brokerage account programs, and college savings vehicles such as Section 529 plans. The financial intermediary may impose separate investment minimums.

Institutional Investors may invest in Class I shares if the $1,000,000 minimum initial investment requirement is met. Institutional Investors may also invest in other share classes offered by a fund to individual investors (generally, Class A, B and C shares), which have different investment minimums and fees and expenses. “Institutional Investors” generally include corporations, banks, insurance companies, foundations, retirement plans and other similar entities with direct relationships to the fund.

Class C—Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund may buy Class C shares at net asset value without paying an initial sales charge. As of November 20, 2006, LMIS will no longer pay Service Agents selling Class C shares to retirement plans with omnibus accounts held on the books of a fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS will pay such Service Agents an annual fee of (i) with respect to sales of Class C shares of the funds listed on Appendix I, up to 1.00% of the average daily net assets represented by the Class C shares serviced by them, (ii) with respect to sales of Class C shares of the funds listed on Appendix II, up to 0.70% of the average daily net assets represented by the Class C shares serviced by them, and (iii) with respect to sales of Class C shares of the taxable funds listed on Appendix IV, up to 0.75% of the average daily net assets represented by the Class C shares serviced by them. In addition, as of November 20, 2006, the contingent deferred sales charge (on shares redeemed within one year of purchase) will be waived for Retirement Plans with omnibus accounts held on the books of the fund.

Class A—Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund may purchase Class A shares through programs sponsored by financial intermediaries. Under these programs, the initial sales charge and contingent deferred sales charge for Class A shares is waived where:

•	such Retirement Plan’s record keeper offers only load-waived shares,

•	fund shares are held on the books of the fund through an omnibus account, and

•	the Retirement Plan has more than 100 participants, or has total assets exceeding $1 million.

For the funds listed on Appendix I, II and IV (other than those to which this section does not apply), as of November 20, 2006, LMIS will no longer pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with a fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value on or after this date, LMIS may continue to pay Service Agents commissions of (i) with respect to sales of Class A shares of the funds listed on Appendix I and II, up to 1.00% of the purchase price, and (ii) with respect to sales of Class A shares of the taxable funds listed on Appendix IV (other than Legg Mason Partners Adjustable Rate Income Fund), up to 0.50% of the purchase price, of the additional Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class Y (to be renamed Class I shares)

As of November 20, 2006, Class Y shares will be renamed Class I shares and will be offered only to Institutional Investors who meet the $1,000,000 minimum initial investment requirement, Clients of Eligible Financial Intermediaries, and other investors as authorized by LMIS. However, investors that held Class Y shares prior to that date will be permitted to make additional investments in Class I shares. Class I shares are purchased at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed.

Other Considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may, however, choose to impose qualification requirements for plans that differ from the fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution related fees than would otherwise have been charged. The fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

With respect to Class A and Class C shares, as applicable, a fund may pay a recordkeeping fee which is used to compensate Service Agents for recordkeeping services associated with the applicable share class.

Not all share classes may be made available by your Service Agent; please contact your Service Agent for additional details.

More about contingent deferred sales charges

The following supplements the information included under “More about contingent deferred sales charges” in each fund’s Prospectus and under “Purchase of Shares” in each fund’s SAI.

If you redeem shares of a Legg Mason Partners Fund and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent for additional information.

Buying shares

The following supplements the information included under “Buying shares—Through a Systematic Investment Plan” in each fund’s Prospectus.

As of November 20, 2006, amounts transferred pursuant to a systematic investment plan must be at least $25 and will be permitted to be transferred monthly, every alternate month, quarterly, semi-annually or annually.

Exchanging shares

The following supplements the information included under “Exchanging shares” in each fund’s Prospectus.

You may exchange shares (other than Class O shares) only for shares of the same class of certain other Legg Mason Partners Funds made available for exchange by your Service Agent. However, if you are a Class 1 shareholder, you may exchange Class 1 shares for Class A shares of other Legg Mason Partners Funds that do not offer Class 1 shares and that are made available for exchange through your Service Agent. Class O shares of applicable funds may not be exchanged.

Not all Legg Mason Partners Funds made available for exchange by your Service Agent may offer all classes. Please contact your Service Agent for more information about the funds and classes that are available for exchange.

Waiver of additional sales charge. The following supplements the information included under “Exchanging shares—Waiver of additional sales charge” in each fund’s Prospectus.

Your shares are not subject to an initial sales charge at the time of the exchange. As of November 20, 2006, your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge; and you will be subject to the contingent deferred sales charge of the fund that you originally purchased. However, if you exchange Class C shares of a fund listed on Appendix IV for Class C shares of a Legg Mason Partners equity or long-term fixed income fund, you will be subject to the contingent deferred sales charge of the fund into which you exchange and your contingent deferred sales charge will be measured from the date of your exchange.

Through a systematic exchange plan. The following is to be added to the end of the section entitled “Exchanging shares” in each fund’s Prospectus.

You may be permitted to schedule exchanges of shares of any class of the fund for shares of the same class of other Legg Mason Partners Funds. As of November 20, 2006, exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually. A predetermined dollar amount of at least $25 per exchange is required. For more information contact your Service Agent or the transfer agent.

Redeeming shares—Automatic cash withdrawal plans

The following supplements the information included under “Redeeming shares—Automatic cash withdrawal plans” in the Prospectus, and applicable information in the SAI, of each fund.

You can arrange for the automatic redemption of a portion of your shares monthly, every alternate month, quarterly, semi-annually or annually. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a contingent deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 12.00% annually or 2.00% monthly of your account balance on the date the withdrawals commence.

Information regarding class conversions for certain funds

The following supplements the Prospectus and the SAI of Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund and Legg Mason Partners Inflation Management Fund.

The funds listed above currently offers five classes of shares: Class A, Class B, Class C, Class O and Class Y. As of the close of business on November 10, 2006, Class B and O shares of the funds will be closed to all purchases, other than to existing shareholders in connection with the reinvestment of dividends. The fund will continue to offer Class A, Class C and Class Y shares on an ongoing basis.

Effective as of the close of business on November 17, 2006, all of the outstanding Class B shares and Class O shares of the funds listed above will automatically convert to Class A shares of the applicable fund at net asset value. Class A shares of each applicable fund represent an interest in the same pool of assets as the Class B and Class O shares of the fund, and have the same investment objective and portfolio managers, but have lower overall operating expenses than the Class B and Class O shares. The Prospectus of each fund contains information about the fees and expenses, historical performance, exchange privileges and other features of the Class A shares. For a copy of a fund’s Prospectus, please call your Service Agent or go to http://www.leggmason.com/InvestorServices.

Shareholders of Class B and Class O shares will receive Class A shares with the same net asset value as their existing shares, but not necessarily the same number of shares. There will be no fees or commissions charged on the conversion. Class A shares received in connection with the conversion will not be subject to any contingent deferred sales charge, but will be subject to the ongoing fees and expenses associated with Class A shares, and may be exchanged for Class A shares of Legg Mason Partners Funds available for exchange at net asset value. No capital gain or loss will be recognized upon the conversion of shares. As a result of the class conversions described above, no shareholder fees or expenses attributable to your investment will increase, and any shareholder rights or privileges associated with your investment will remain unchanged.

Shareholders who currently own Class B or O shares, but who do not wish to have their shares automatically converted to Class A shares, should contact their Service Agent prior to the close of business on November 17, 2006. In that case, the shareholders’ Class B or Class O shares, as applicable, will be redeemed and shareholders will receive the net asset value of their shares next determined after receipt of the redemption order. Shareholders will be subject to any applicable contingent deferred sales charges payable at the time of such redemption. Capital gain or loss will be recognized upon the redemption of shares by shareholders who do not own their Class B or Class O shares in a tax-advantaged account.

Prior to the conversion, shareholders may continue to exercise their exchange privilege and exchange into any other Legg Mason Partners Fund that is available for exchange, as long as the exchange is initiated prior to the close of business on November 17, 2006. Of course, shareholders may redeem their shares at any time.

The following supplements the Prospectus and the SAI of Legg Mason Partners Short Duration Municipal Income Fund.

The fund currently offers four classes of shares: Class A, Class B, Class C and Class Y. As of the close of business on November 10, 2006, Class B shares of the fund will be closed to all purchases, other than to existing shareholders in connection with the reinvestment of dividends. The fund will continue to offer Class A, Class C and Class Y shares on an ongoing basis.

Effective as of the close of business on November 17, 2006, all of the outstanding Class B shares of the fund will automatically convert to Class A shares of the fund at net asset value. Class A shares of the fund represent an interest in the same pool of assets as the Class B shares of the fund, and have the same investment objective and portfolio managers, but have lower overall operating expenses than the Class B shares. The Prospectus of the fund contains information about the fees and expenses, historical performance, exchange privileges and other features of the Class A shares. For a copy of the fund’s Prospectus, please call your Service Agent or go to http://www.leggmason.com/InvestorServices.

Shareholders of Class B shares will receive Class A shares with the same net asset value as their existing shares, but not necessarily the same number of shares. There will be no fees or commissions charged on the conversion. Class A shares received in connection with the conversion will not be subject to any contingent deferred sales charge, but will be subject to the ongoing fees and expenses associated with Class A shares, and may be exchanged for Class A shares of Legg Mason Partners Funds available for exchange at net asset value. No capital gain or loss will be recognized upon the conversion of shares. As a result of the class conversion described above, no shareholder fees or expenses attributable to your investment will increase and any shareholder rights or privileges associated with your investment will remain unchanged.

Shareholders who currently own Class B shares, but who do not wish to have their shares automatically converted to Class A shares, should contact their Service Agent prior to the close of business on November 17, 2006. In that case, the shareholders’ Class B shares will be redeemed and shareholders will receive the net asset value of their shares next determined after receipt of the redemption order. Shareholders will be subject to any applicable contingent deferred sales charges payable at the time of such redemption. Capital gain or loss will be recognized upon the redemption of shares by shareholders who do not own their Class B shares in a tax-advantaged account.

Prior to the conversion, shareholders may continue to exercise their exchange privilege and exchange into any other Legg Mason Partners Fund that is available for exchange, as long as the exchange is initiated prior to the close of business on November 17, 2006. Of course, shareholders may redeem their shares at any time.

Information regarding additional subadvisers for certain funds

The following supplements the information included under “Management” in the Prospectus, and the applicable information in the SAI, of each of Legg Mason Partners High Income Fund and Legg Mason Partners Inflation Management Fund.

Effective October 30, 2006, Western Asset Management Company Limited (“Western Asset Limited”) will become an additional subadviser to the fund.

Western Asset Limited has offices at 10 Exchange Place, London, England. Western Asset Limited acts as an investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of September 30, 2006, Western Asset Limited’s total assets under management were approximately $85 billion.

Information regarding additional portfolio managers for certain funds

The following supplements the information included under “Management” in the Prospectus of each of Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Massachusetts Municipals Fund, Legg Mason Partners New Jersey Municipals Fund, Inc. and Legg Mason Partners Oregon Municipals Fund

Effective October 30, 2006, the manager has appointed S. Kenneth Leech, Stephen A. Walsh and Robert Amodeo as additional portfolio managers of the fund. Mr. Leech and Mr. Walsh are portfolio managers of

Western Asset Management Company (“Western Asset”) and have been employed by Western Asset for more than five years. Mr. Amodeo is also a portfolio manager of Western Asset and has been employed by Western Asset (or its affiliates or their predecessors) for more than five years.

Information regarding the pre-authorized checking program for certain funds

The following information applies only to shareholders who purchase shares through a Pre-Authorized Checking (“PAC”) program sponsored by PFS Investments Inc. for the following funds: Legg Mason Partners Health Sciences Fund, Legg Mason Partners Multiple Discipline Funds—Balanced All Cap Growth and Value, Legg Mason Partners International Fund, Legg Mason Partners Exchange Reserve Fund, Legg Mason Partners Technology Fund, Legg Mason Partners Growth and Income Fund, Legg Mason Partners Multiple Discipline Funds—All Cap and International, Legg Mason Partners Multiple Discipline Funds—Global All Cap Growth and Value, Legg Mason Partners Multiple Discipline Funds—Large Cap Growth and Value and Legg Mason Partners Small Cap Growth Fund (collectively, the “Merging Funds”).

Investors who purchase shares through a PFS Pre-Authorized Checking (“PAC”) program should be aware that a shareholder proxy is pending for the Merging Funds listed above pursuant to which the assets of such Merging Funds, subject to shareholder approval, would be transferred into other funds in the Legg Mason Partners family of funds (the “Acquiring Funds”) at some point in the future. Information concerning these transactions has been previously provided in a prospectus supplement, dated July 12, 2006, as well as in proxy materials relating to the proposed transactions (collectively, the “Materials”).

In the event that the shareholder proposals are approved, you would become a shareholder of the applicable Acquiring Fund and your existing PAC arrangements would be automatically transferred to the applicable Acquiring Fund or Funds described in the Materials. You have the option of changing the investment options for your current PAC arrangement without a charge.

For more information, or to change your PAC program investment options, please contact your PFS Registered Representative or Primerica Shareholder Services at (800) 544-5445.

Information regarding Class C shares for certain funds

The following replaces certain information under “Sales Charges—Class C shares” in the Prospectus of each of Legg Mason Partners Intermediate-Term Municipals Fund, Legg Mason Partners Short Duration Municipal Income Fund, Legg Mason Partners Short-Term Investment Grade Bond Fund and Legg Mason Partners Inflation Management Fund.

Effective immediately, the following disclosure:

“LMIS will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell and will retain the deferred sales charges and the distribution and service fee until the thirteenth month after purchase. Starting in the thirteenth month after purchase, Service Agents also receive an annual fee of up to 0.75% of the average net assets represented by the Class C shares held by their clients.”

is deleted and replaced by the following:

“Service Agents receive an annual fee of 0.75% of the average daily net assets represented by the Class C shares serviced by them.”

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Appendix I

List of Equity Funds

Fund	Date of Prospectus and Statement of Additional Information
Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Lifestyle Balanced Fund	May 31, 2006
Legg Mason Partners Lifestyle Growth Fund	May 31, 2006
Legg Mason Partners Lifestyle High Growth Fund	May 31, 2006

Legg Mason Partners Aggressive Growth Fund Inc.	December 29, 2006

Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Multiple Discipline Funds Balanced All Cap Growth and Value	August 28, 2006
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value	August 28, 2006
Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value	August 28, 2006
Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value	August 28, 2006
Legg Mason Partners Multiple Discipline Funds All Cap and International	August 28, 2006
Legg Mason Partners Small Cap Growth Fund	January 28, 2006
Legg Mason Partners Small Cap Value Fund	January 28, 2006

Legg Mason Partners Equity Funds
Legg Mason Partners Social Awareness Fund	May 31, 2006

Legg Mason Partners Funds, Inc.
Legg Mason Partners Large Cap Value Fund	May 1, 2006

Legg Mason Partners Income Funds
Legg Mason Partners Capital and Income Fund	May 1, 2006
Legg Mason Partners Convertible Fund	November 28, 2005
Legg Mason Partners Dividend and Income Fund	November 28, 2005

Legg Mason Partners Small Cap Core Fund, Inc.	May 1, 2006

Legg Mason Partners Fundamental Value Fund Inc.	January 28, 2006

Legg Mason Partners Sector Series, Inc.
Legg Mason Partners Financial Services Fund	February 28, 2006
Legg Mason Partners Health Sciences Fund	February 28, 2006
Legg Mason Partners Technology Fund	February 28, 2006

Fund	Date of Prospectus and Statement of Additional Information
Legg Mason Partners Investment Trust
Legg Mason Partners Classic Values Fund	March 30, 2006
Legg Mason Partners Large Cap Growth Fund	March 30, 2006
Legg Mason Partners Mid Cap Core Fund	March 30, 2006

Legg Mason Partners Appreciation Fund, Inc.	May 1, 2006

Legg Mason Partners World Funds, Inc.
Legg Mason Partners International All Cap Growth Fund	February 28, 2006
Legg Mason Partners Investment Series
Legg Mason Partners International Fund	February 28, 2006
Legg Mason Partners Dividend Strategy Fund	February 28, 2006
Legg Mason Partners Growth and Income Fund	February 28, 2006

Legg Mason Partners Trust II
Legg Mason Partners Diversified Large Cap Growth Fund	February 28, 2006
Legg Mason Partners Small Cap Growth Opportunities Fund	February 28, 2006
Legg Mason Partners Global Equity Fund (formerly named Legg Mason Partners International Large Cap Fund)	May 1, 2006

CitiFunds Trust I
Legg Mason Partners Emerging Markets Equity Fund	February 28, 2006

Appendix II

List of Long-Term, Taxable Fixed Income Funds

Fund	Date of Prospectus and Statement of Additional Information
Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Investment Grade Bond Fund	May 1, 2006
Legg Mason Partners Government Securities Fund	May 1, 2006

Legg Mason Partners Funds, Inc.
Legg Mason Partners U.S. Government Securities Fund	May 1, 2006

Legg Mason Partners Income Funds
Legg Mason Partners Diversified Strategic Income Fund	November 28, 2005
Legg Mason Partners High Income Fund	November 28, 2005
Legg Mason Partners Total Return Bond Fund (to be renamed Legg Mason Partners Core Bond Fund as of November 20, 2006)	November 28, 2005

Legg Mason Partners Core Plus Bond Fund, Inc.	November 28, 2005

Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Lifestyle Conservative Fund	May 31, 2006
Legg Mason Partners Lifestyle Income Fund	May 31, 2006

Appendix III

List of Long-Term, Tax-Free Fixed Income Funds

Fund	Date of Prospectus and Statement of Additional Information
Legg Mason Partners Municipal Funds
Legg Mason Partners Florida Municipals Fund	August 1, 2006
Legg Mason Partners Georgia Municipals Fund	August 1, 2006
Legg Mason Partners National Municipals Fund	August 1, 2006
Legg Mason Partners New York Municipals Fund	August 1, 2006
Legg Mason Partners Pennsylvania Municipals Fund	August 1, 2006

Legg Mason Partners Income Funds
Legg Mason Partners Municipal High Income Fund	November 28, 2005

Legg Mason Partners Managed Municipals Fund, Inc.	June 28, 2006

Legg Mason Partners California Municipals Fund, Inc.	June 28, 2006

Legg Mason Partners New Jersey Municipals Fund, Inc.	August 1, 2006

Legg Mason Partners Oregon Municipals Fund	August 28, 2006

Legg Mason Partners Arizona Municipals Fund, Inc.	September 28, 2006

Legg Mason Partners Massachusetts Municipals Fund	March 30, 2006

Appendix IV

List of Short- and Intermediate-Term Fixed Income Funds

Fund	Date of Prospectus and Statement of Additional Information
Legg Mason Partners Municipal Funds
Legg Mason Partners Intermediate-Term Municipals Funds	August 1, 2006

Legg Mason Partners Funds, Inc.
Legg Mason Partners Short-Term Investment Grade Bond Fund	May 1, 2006

Legg Mason Partners Investment Trust
Legg Mason Partners Intermediate Maturity California Municipals Fund	March 30, 2006
Legg Mason Partners Intermediate Maturity New York Municipals Fund	March 30, 2006

Legg Mason Partners World Funds, Inc.
Legg Mason Partners Inflation Management Fund	February 28, 2006

Legg Mason Partners Adjustable Rate Income Fund	September 28, 2006

Legg Mason Partners Trust II
Legg Mason Partners Short Duration Municipal Income Fund	February 28, 2006

Appendix V

Other Funds

Legg Mason Partners Income Funds
Legg Mason Partners Exchange Reserve Fund	November 28, 2005

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